Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 1,203	$ 1,021	$ 1,220	$ 928	$ 799	$ 1,071	$ 957	$ 726	$ 570	$ 2,241	$ 1,727	$ 3,968	$ 3,324	$ 1,854
Other comprehensive income (loss):
Unrealized gain (loss) during the period on available-for-sale securities, net of tax of $471, $1,964 and $564, respectively	(2,896)			(742)						(3,140)	(4)	914	3,751	(1,065)
Less: Reclassification adjustment for gain included in net income, net of tax of $9, $201, and $289, respectively	(88)			25						(98)	18	(17)	(374)	(537)
Reclassification adjustment for other-than-temporary-impairment on securities net of tax benefit of $68, $104 and $546, respectively											132	132	193	1,014
Other comprehensive income (loss)	(2,984)			(717)						(3,238)	146	1,029	3,570	(588)
Comprehensive income (loss)	$ (1,781)			$ 211						$ (997)	$ 1,873	$ 4,997	$ 6,894	$ 1,266